UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF CASH FLOWS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
CASH FLOWS (USED IN) / FROM OPERATING ACTIVITIES
Operating result	€ (25,387)	€ (6,753)
Adjustments for non-cash items
Amortization of intangible assets	5	5
Depreciation of property, plant and equipment	215	210
Expense recognized in respect of share-based payments	8,824	1,880
Adjustments for non-cash items	(16,343)	(4,658)
Movements in current assets/liabilities
(Increase)/decrease in trade and other receivables	(7,356)	(2,295)
(Increase)/decrease in other current assets	(2,268)	(1,120)
Increase/(decrease) in trade and other payables	6,274	875
Increase/(decrease) in deferred revenue	(7,810)	(8,638)
Increase)/decrease in other noncurrent assets	(84)	513
NET CASH FLOWS (USED IN) / FROM OPERATING ACTIVITIES	(27,587)	(15,323)
CASH FLOWS (USED IN) / FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(292)	(326)
(Increase)/decrease in current financial assets	(29,075)	(91,065)
Interest received	1,256	9
NET CASH FLOWS (USED IN) / FROM INVESTING ACTIVITIES	(28,111)	(91,382)
CASH FLOWS (USED IN) / FROM FINANCING ACTIVITIES
Proceeds from issue of shares	1,676	93,195
NET CASH FLOWS (USED IN) / FROM FINANCING ACTIVITIES	1,676	93,195
NET INCREASE (DECREASE) IN CASH & CASH EQUIVALENTS	(54,022)	(13,510)
Cash and cash equivalents at the beginning of the period	190,867	89,897
Exchange gains/(losses) on cash & cash equivalents	4,024	(854)
Cash and cash equivalents at the end of the period	€ 140,869	€ 75,533